As filed with the Securities and Exchange Commission on March 4, 2015
Registration Nos. 333-89822; 811-21114

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933 Pre-Effective Amendment No. Post-Effective Amendment No. 139	☒ ☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940 Amendment No. 148	☒ ☒

ProShares Trust
(Exact name of Registrant as Specified in Trust Instrument)

7501 Wisconsin Avenue,
Suite 1000E Bethesda, MD 20814
(Address of Principal Executive Office) (Zip Code)

(240) 497-6400
(Area Code and Telephone Number)

Michael L. Sapir, CEO
ProShare Advisors LLC
7501 Wisconsin Avenue, Suite 1000
Bethesda, MD 20814
(Name and Address of Agent for Service)
with copies to:

John Loder, Esq. c/o Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600	Amy R. Doberman ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814

Approximate date of Proposed Public Offering:

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment (the “Amendment”) to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bethesda and the State of Maryland on March 4, 2015.

ProShares Trust

By:	/s/Todd B. Johnson
Todd B. Johnson

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

/s/Michael L. Sapir Michael L. Sapir*	Trustee, Chairman	March 4, 2015

/s/Russell S. Reynolds, III Russell S. Reynolds, III*	Trustee	March 4, 2015

/s/Michael C. Wachs Michael C. Wachs*	Trustee	March 4, 2015

/s/William D. Fertig William D. Fertig*	Trustee	March 4, 2015

/s/Todd B. Johnson Todd B. Johnson	President	March 4, 2015

/s/Charles S. Todd Charles S. Todd	Treasurer	March 4, 2015

* By:	/s/Amy R. Doberman
Amy R. Doberman
As Attorney-in-fact

Date: March 4, 2015

Exhibit Index

EXHIBIT NUMBER	DESCRIPTION
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase